Losses per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income / (loss) for the year	$ 24,490	$ (68,521)	$ (105,865)
Net income attributable to redeemable non-controlling interest	0	0	1,237
Net income / (loss) attributable to Despegar.com, Corp.	24,490	(68,521)	(104,628)
Accretion of redeemable non-controlling interest	0	(473)	(1,355)
Accretion of Series A non-convertible preferred shares	(13,324)	(11,884)	(10,600)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,750)	(15,375)	(15,251)
Accrual of dividends of Series B convertible preferred shares	(2,000)	(2,000)	(2,000)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	$ (6,584)	$ (98,253)	$ (133,834)
Weighted Average Number of Shares Outstanding
Basic (in shares)	77,170	76,823	76,653
Diluted (in shares)	77,170	76,823	76,653
Basic and diluted losses per share
Basic (in USD per share)	$ (0.09)	$ (1.28)	$ (1.75)
Diluted (in USD per share)	$ (0.09)	$ (1.28)	$ (1.75)